Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	183,486,225
Proposed Maximum Offering Price per Unit	0.05
Maximum Aggregate Offering Price	$ 9,174,311.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,266.98
Offering Note	Represents up to 7,339,449 American depositary shares of the Issuer. Each American depositary share represents 25 Class A ordinary shares.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low trading prices on February 13, 2026 of the Registrant's American depositary shares listed on the Nasdaq Global Market, each representing two Class A ordinary shares of the Registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADS Warrants
Amount Registered | shares	11,009,174
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 11,999,999.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	Represents up to 11,009,174 warrants to purchase up to 11,009,174 ADSs. The exercise price of such warrant is assumed to be $1.09.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount Registered | shares	5,567,928
Proposed Maximum Offering Price per Unit	1.0890
Maximum Aggregate Offering Price	$ 7,992,659.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,103.79
Offering Note	Represents up to 7,339,449 pre-funded warrants to purchase up to 7,339,449 ADSs. The exercise price of such warrant is assumed to be $1.089.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase ADSs
Amount Registered | shares	167,038
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 239,999.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 33.15
Offering Note	Represents up to 220,183 placement agent warrants to purchase ADSs. The exercise price of such warrant is assumed to be $1.09.